Leases - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	€ 27,295	€ 19,425
Less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	18,009	13,293
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	8,345	6,044
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	€ 941	€ 88